Employee Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefits (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Discount rates used	4.70%	5.00%	4.70%
Expected rate of salary increases	3.80%	4.00%	4.00%
Turnover rate	4.40%	4.57%	4.72%